GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 30,699,329			$ 30,699,329
Operating losses	1,862,361	$ 1,205,343	$ 2,654,958	3,067,704	$ 4,676,009	$ 8,171,232	$ 9,943,702
Cash outflows from operations	554,645			633,591	2,173,484	6,795,445	3,379,319
Accumulated deficit	67,000,708			67,000,708		63,933,006	55,761,775
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 1,862,361		$ 2,654,958	$ 3,067,704	$ 4,676,009	$ 8,171,232	$ 9,943,702